UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number:  028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:


/s/ Jason Siegel              New York, New York          August 16, 2010
--------------------------    ----------------------     ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $94,222
                                        (thousands)


List of Other Included Managers:


No.        Form 13F File Number             Name

(1)        021-134078                       Hilltop Park Fund QP LP


                                                        FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7     COLUMN 8

                                                           VALUE     SHS OR   SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL   DISCRETION      MGRS   SOLE     SHARED NONE
APPLE INC                     COM               037833100  2,535      10,079  SH         SOLE            NONE      10,079
APPLE INC                     COM               037833100  5,011      19,921  SH         SHARED-DEFINED  (1)       19,921
BRIGHAM EXPLORATION CO        COM               109178103  2,226     144,722  SH         SOLE            NONE     144,722
BRIGHAM EXPLORATION CO        COM               109178103  4,311     280,278  SH         SHARED-DEFINED  (1)      280,278
CITIGROUP INC                 COM               172967101  2,527     671,993  SH         SOLE            NONE     671,993
CITIGROUP INC                 COM               172967101  4,993   1,328,007  SH         SHARED-DEFINED  (1)    1,328,007
CLEARWIRE CORP NEW            CL A              18538Q105    371      50,948  SH         SOLE            NONE      50,948
CLEARWIRE CORP NEW            CL A              18538Q105    721      99,052  SH         SHARED-DEFINED  (1)       99,052
COMPTON PETE CORP             COM               204940100    136     241,776  SH         SOLE            NONE     241,776
COMPTON PETE CORP             COM               204940100    259     458,224  SH         SHARED-DEFINED  (1)      458,224
DEMANDTEC INC                 COM NEW           24802R506    227      33,638  SH         SOLE            NONE      33,638
DEMANDTEC INC                 COM NEW           24802R506    448      66,362  SH         SHARED-DEFINED  (1)       66,362
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  1,075      25,226  SH         SOLE            NONE      25,226
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  2,121      49,774  SH         SHARED-DEFINED  (1)       49,774
EXXON MOBIL CORP              COM               30231G102  1,918      33,600      CALL   SOLE            NONE      33,600
EXXON MOBIL CORP              COM               30231G102      1          14  SH         SOLE            NONE          14
EXXON MOBIL CORP              COM               30231G102  3,789      66,400      CALL   SHARED-DEFINED  (1)       66,400
EXXON MOBIL CORP              COM               30231G102      2          30  SH         SHARED-DEFINED  (1)           30
ISHARES INC                   MSCI S KOREA      464286772    375       8,398  SH         SOLE            NONE       8,398
ISHARES INC                   MSCI S KOREA      464286772    742      16,602  SH         SHARED-DEFINED  (1)       16,602
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106    901      50,000  SH         SHARED-DEFINED  (1)       50,000
JUNIPER NETWORKS INC          COM               48203R104  1,381      60,500      CALL   SOLE            NONE      60,500
JUNIPER NETWORKS INC          COM               48203R104  2,727     119,500      CALL   SHARED-DEFINED  (1)      119,500
LAM RESEARCH CORP             COM               512807108  1,918      50,391  SH         SOLE            NONE      50,391
LAM RESEARCH CORP             COM               512807108  3,791      99,609  SH         SHARED-DEFINED  (1)       99,609
LAS VEGAS SANDS CORP          COM               517834107    744      33,613  SH         SOLE            NONE      33,613
LAS VEGAS SANDS CORP          COM               517834107  1,470      66,387  SH         SHARED-DEFINED  (1)       66,387
MARINER ENERGY INC            COM               56845T305    541      25,203  SH         SOLE            NONE      25,203
MARINER ENERGY INC            COM               56845T305  1,070      49,797  SH         SHARED-DEFINED  (1)       49,797
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105    451      67,172  SH         SOLE            NONE      67,172
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105    893     132,828  SH         SHARED-DEFINED  (1)      132,828
NII HLDGS INC                 CL B NEW          62913F201    546      16,795  SH         SOLE            NONE      16,795
NII HLDGS INC                 CL B NEW          62913F201  1,080      33,205  SH         SHARED-DEFINED  (1)       33,205
NOVAGOLD RES INC              COM NEW           66987E206  3,298     472,536  SH         SOLE            NONE     472,536
NOVAGOLD RES INC              COM NEW           66987E206  6,474     927,464  SH         SHARED-DEFINED  (1)      927,464
NOVELL INC                    COM               670006105  1,051     184,986  SH         SOLE            NONE     184,986
NOVELL INC                    COM               670006105  2,073     365,014  SH         SHARED-DEFINED  (1)      365,014
OCLARO INC                    COM NEW           67555N206  2,430     219,126  SH         SOLE            NONE     219,126
OCLARO INC                    COM NEW           67555N206  4,778     430,874  SH         SHARED-DEFINED  (1)      430,874
ORITANI FINL CORP             COM               68633D103    202      20,151  SH         SOLE            NONE      20,151
ORITANI FINL CORP             COM               68633D103    398      39,849  SH         SHARED-DEFINED  (1)       39,849
POSCO                         SPONSORED ADR     693483109    317       3,359  SH         SOLE            NONE       3,359
POSCO                         SPONSORED ADR     693483109    626       6,641  SH         SHARED-DEFINED  (1)        6,641
ROVI CORP                     COM               779376102  1,275      33,639  SH         SOLE            NONE      33,639
ROVI CORP                     COM               779376102  2,516      66,361  SH         SHARED-DEFINED  (1)       66,361
SELECT SECTOR SPDR TR         SBI HEALTHCARE    81369Y209    947      33,586  SH         SOLE            NONE      33,586
SELECT SECTOR SPDR TR         SBI HEALTHCARE    81369Y209  1,873      66,414  SH         SHARED-DEFINED  (1)       66,414
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886    949      33,591  SH         SOLE            (1)       33,591
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886  1,877      66,409  SH         SHARED-DEFINED  NONE      66,409
SONUS NETWORKS INC            COM               835916107    280     103,300      CALL   SOLE            (1)      103,300
SONUS NETWORKS INC            COM               835916107  1,096     404,568  SH         SOLE            NONE     404,568
SONUS NETWORKS INC            COM               835916107    549     202,700      CALL   SHARED-DEFINED  (1)      202,700
SONUS NETWORKS INC            COM               835916107  2,156     795,432  SH         SHARED-DEFINED  (1)      795,432
TIVO INC                      COM               888706108    199      26,900      CALL   SOLE            NONE      26,900
TIVO INC                      COM               888706108    392      53,100      CALL   SHARED-DEFINED  (1)       53,100
UMPQUA HLDGS CORP             COM               904214103     27       2,311  SH         SOLE            NONE       2,311
UMPQUA HLDGS CORP             COM               904214103     52       4,564  SH         SHARED-DEFINED  (1)        4,564
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105  1,445      50,418  SH         SOLE            NONE      50,418
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105  2,854      99,582  SH         SHARED-DEFINED  (1)       99,582
VICOR CORP                    COM               925815102     41       3,300      CALL   SOLE            NONE       3,300
VICOR CORP                    COM               925815102     80       6,400      CALL   SHARED-DEFINED  (1)        6,400
VICOR CORP                    COM               925815102    421      33,692  SH         SOLE            NONE      33,692
VICOR CORP                    COM               925815102    828      66,308  SH         SHARED-DEFINED  (1)       66,308
WEBSENSE INC                  COM               947684106    476      25,189  SH         SOLE            NONE      25,189
WEBSENSE INC                  COM               947684106    941      49,811  SH         SHARED-DEFINED  (1)       49,811





SK 26421 0005 1119744